Basis of presentation	12 Months Ended
Dec. 31, 2019
Disclosure Of Basis Of Presentation [Abstract]
Basis of presentation
2.	Basis of presentation

a.

Statement of Compliance – These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS), its amendments and interpretations issued by the International Accounting Standards Board (IASB) issued and outstanding or issued and adopted early on the date of preparation of these consolidated financial statements.

b.	Translation into English – The accompanying consolidated financial statements have been translated from Spanish into English for use outside of Mexico.

c.

Basis of preparation – The consolidated financial statements have been prepared on the historical cost basis except for assets and liabilities assumed in the business combinations on the date of purchase, which were recorded at fair value, derivative financial instruments and non-derivative financial instruments with changes in profit and loss and the liabilities for defined benefits are recognized at present value.

–	Historical cost – Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

–

Fair value – Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability on the measurement date. When there are no market and/or market participants willing to create a market, IFRS establishes a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).

The levels of fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the entity can access on the measurement date;
•	Level 2 inputs are other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability
d.

Consolidation of financial statements – The consolidated financial statements include those of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and its subsidiaries in which the Company has control, for the years ended December 31, 2017, 2018 and 2019. The consolidated subsidiaries are as follows:

Company	% participation	Location	Activity
Aeropuerto de Aguascalientes, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto del Bajío, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Guadalajara, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Hermosillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de La Paz, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Los Mochis, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Manzanillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Mexicali, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Morelia, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Puerto Vallarta, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de San José del Cabo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Tijuana, S.A. de C.V.	99.99%	Mexico	Operation of airport
Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)	99.99%	Mexico	Provides personnel services
Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)	99.99%	Mexico	Non-profit Organization dedicated to social orientation and infrastructure support of educational institutions
Puerta Cero Parking, S.A. de C.V. (PCP)	99.99%	Mexico	Operation of parking lot
Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)	99.99%	Mexico	Administrative services
Aerocomercializadora del Pacifico, S.A. de C.V. (ADP)	99.99%	Mexico	Operation of hotel infrastructure and other commercial services (without operation since 2018)
Desarrollo de Concesiones Aeroportuarias, S.L. (DCA)	100.0%	Spain	Management administration, maintenance, servicing of all types of infrastructure
MBJ Airports Limited (MBJA)	74.50%	Jamaica	Operation of airport
PAC Kingston Airport Limited (PACKAL)	100.0%	Jamaica	Operation of airport
GA del Pacífico es do Brasil, LTDA	99.99%	Brazil	No operation

Control is achieved when the Company:

•	Has power over the investee;
•	Is exposed, or has rights, to variable returns from its involvement with the investee; and
•	Has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the consolidated financial statements of subsidiaries to bring their accounting policies into line with the Company's accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

e.	Application of new and revised International Financing Reporting Standards.

Modification of International Financing Reporting Standards (“IFRSs” or “IAS”) and new interpretations that are mandatorily effective for the current year

Annual Improvements to IFRS 2015 - 2017

Amendments to IFRS 9 Prepayment Features with Negative Compensation

The amendments to IFRS 9 clarify that for the purpose of assessing whether a prepayment feature meets the SPPI condition, the party exercising the option may pay or receive reasonable compensation for the prepayment irrespective of the reason for prepayment. In other words, prepayment features with negative compensation do not automatically fail SPPI.

IAS 12 Income Taxes

The amendments clarify that an entity should recognize the income tax consequences of dividends in profit or loss, and other comprehensive income or equity according to where the Company originally recognized the transactions that generated the distributable profits. This is the case irrespective of whether different tax rates apply to distributed and undistributed profits.

IFRS 3 Business Combinations

The amendments clarify that when a Company obtains control of a business that is a joint operation, the entity applies the requirements for a business combination achieved in stages, including remeasuring its previously held interest (PHI) in the joint operation at fair value. The PHI to be remeasured includes any unrecognized assets, liabilities and goodwill relating to the joint operation.

IFRS 11 Joint Arrangements

The amendments clarify that when a party that participates in, but does not have joint control of, a joint operation that is a business obtains joint control of such a joint operation, the Company does not remeasure its PHI in the joint operation.

Amendments to IAS 19 Employee Benefits Plan Amendment, Curtailment or Settlement

The amendments clarify that the past service cost (or of the gain or loss on settlement) is calculated by measuring the defined benefit liability (asset) using updated assumptions and comparing benefits offered before and after the plan amendment (or curtailment or settlement) but ignoring the effect of the asset ceiling (that may arise when the defined benefit plan is in a surplus position). IAS 19 is now clear that the change in the effect of the asset ceiling that may result from the plan amendment (or curtailment or settlement) is determined in a second step and is recognized in the normal manner in other comprehensive income.

The paragraphs that relate to measuring the current service cost and the net interest on the net defined benefit liability (asset) have also been amended. A Company will now be required to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. In the case of the net interest, the amendments make it clear that for the period post plan amendment, the net interest is calculated by multiplying the net defined benefit liability (asset) as remeasured under IAS 19 with the discount rate used in the remeasurement (also taking into account the effect of contributions and benefit payments on the net defined benefit liability (asset)).

IFRIC 23 Uncertainty over Income Tax Treatments

IFRIC 23 sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The interpretation requires an entity to:

•	determine whether uncertain tax positions are assessed separately or as an entity; and
•	assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings:
-	If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings.
-	If not, the entity should reflect the effect of uncertainty in determining its accounting tax position the most probable amount or the expected value method.

The application of these amendments and standards had no effect on the Company's consolidated financial statements.

The Company has adopted IFRS 9 (using the cumulative effect method, which allows the Company not to restate comparative consolidated financial statements), IFRS 15 (using the cumulative effect method) and early adopted IFRS 16 (using the modified retrospective effect method) from January 1, 2018 and other new IFRS standards and new interpretations issued by the IASB, which did not have a significant effect on the consolidated financial statements of the Company and were disclosed in the 2018 period.

f.

Functional and presentation currency – The consolidated financial statements and notes as of December 31, 2017, 2018 and 2019, and for the years then ended, are prepared in pesos, which is both, the functional and reporting currency of the Company and are presented in thousands of pesos.

The assets and liabilities of foreign operations, including the fair value of assets arising on acquisition, are translated at the exchange rates as of year–end for each period.

Income and expenses of foreign operations are translated at the average exchange rate for the period of transactions. During 2017, 2018 and 2019, were as follows:

Currency	2017		2018		2019
Pesos / USD	Ps.	18.9326	Ps.	19.2357	Ps.	19.2616
USD / Euros		USD$1.1293		USD$1.1815		USD$1.1196

g.

Use of estimates and critical judgments in preparing the consolidated financial statements – The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies relating to the reported amounts of assets, liabilities and income and expenses of the relevant period. Actual results could differ from these estimates. Information on the uncertainty in the use of assumptions and estimates that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

–	Expected credit loss (Note 6)
–	Definition of useful lives and depreciation and amortization periods (Notes 3.c. and 3.d.)
–	Capitalization of improvements to concession assets (Notes 3.d and 8)
–	Cash flow hedges (Notes 3.h and 16)
–	Identification and classification of leases (Note 15)
–	Probability of recovery of deferred income tax from tax loss carryforwards (Note 12.g)
–	Recovery of tax on assets paid in prior years (Note 12.i)
–	Assumptions used to determine liabilities for retirement benefits (Note 18)
–	Contingency liabilities (Note 29)

In addition to the estimates, the Company makes critical judgments in applying its accounting policies, which have a material effect on the amounts recognized in the consolidated financial statements. Management believes that the decisions made are the most reasonable based on the information available, on the judgments made and the way it manages the operation of the Company. Critical judgments relate to the following:

-

Accounting for the Concession – Management believes it has carried out a comprehensive implementation of the standards applicable to the accounting treatment of its concessions in Mexico and Jamaica and it determined that, among others, International Financial Reporting Interpretation (IFRIC) 12 Service Concession Arrangements is applicable to the Company. The Company treats its investments related to improvements and upgrades to be performed in connection with the MDP for Mexican and Jamaican Entities under the intangible asset model established by IFRIC 12 and does not recognize a provision for maintenance, as all investments required by the MDP, regardless of their nature, directly increase the Maximum Tariff per traffic unit (MT).  Accordingly, all amounts invested under the MDP have a direct correlation to the amount of fees the Company will be able to charge each passenger or cargo service provider, and thus, a direct correlation to the amount of revenues the Company will be able to generate. As result, management defines all expenditures associated with investments required by the MDP as revenue generating activities given that they ultimately provide future benefits, whereby subsequent improvements and upgrades made to the concession are recognized as intangible assets based on the principles of IFRIC 12. Additionally, compliance with the committed investments per the MDP is mandatory, as well as the fulfillment of the MT and therefore, in case of default in any of these obligations (MDP or MT), the Company could be subject to sanctions and even its concession could be revoked.  To determine the amortization period of the intangible associated with the improvements and upgrades made to comply with the MDP, the Company focuses on the period in which it will generate future economic benefits or the concession term, whichever is less.

h.

Income from operations – This line item is comprised of total revenues less the operating costs, including other income, net, Note 26. Although the presentation of income from operations is not required by nor is it defined under IFRS, it is included in the consolidated statements of profit or loss and other comprehensive income because management believes it represents a useful and reliable measure of the economic and financial performance of the Company.

i.

Comprehensive income – Comprehensive income comprised the net income of the period, plus other comprehensive income (loss) items of the same period. For the years ended December 31, 2017, 2018 and 2019, other comprehensive income is represented by the effects of translation of foreign subsidiaries, actuarial remeasurements and the reserve of cash flow hedges of financial instruments. At the moment the assets and liabilities giving rise to other comprehensive income are realized, the latter are recognized in the income statement as long as permitted under IFRS.

j.	Classification of cost and expenses – Costs and expenses presented in the consolidated statements of profit or loss and other comprehensive income were classified according to their nature.